CONCENTRATION OF RISK (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash, Uninsured Amount		$ 3,721,280
Entity Wide Purchases Major Customers Percentage	5.00%